Intangible assets - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 562,130	€ 554,086
Intangible assets	562,130	554,086
Brand
Disclosure of detailed information about intangible assets [line items]
Goodwill	157,916	€ 153,131
Intangible assets			€ 157,916
Brand | Thom Browne segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 219,903